Regulatory Capital (Tables)	9 Months Ended
Jul. 31, 2024
Regulatory Capital [Abstract]
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory

capital positions as at July 31, 2024 and October

31, 2023.
The impact to CET1 capital upon adoption

of IFRS 17 is immaterial to the Bank.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
July 31 October 31

2024 2023
Capital
Common Equity Tier 1 Capital $ 78,377 $ 82,317
Tier 1 Capital 88,898 92,752
Total Capital 99,481 103,648
Risk-weighted assets used in the calculation

of capital ratios
610,482 571,161
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 12.8% 14.4%
Tier 1 Capital ratio 14.6 16.2
Total Capital ratio 16.3 18.1
Leverage ratio 4.1 4.4
TLAC Ratio 29.1 32.7
TLAC Leverage Ratio 8.3 8.9